Trade and other payables (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Financial liabilities at amortized cost
Trade payables due to third parties	$ 10,734	$ 21,139	$ 9,482	$ 8,656	$ 5,688
Trade payables due to related parties	1,720	799	652		481
Financial liabilities at amortized cost
Mining royalty payable	1,871	1,757	2,617	2,119
Accrued expenses	4,612	4,803	5,838	11,144	19,454
Total other payables	$ 6,483	$ 6,560	$ 8,455	$ 13,263	$ 19,454
Average payment period	17 days	23 days	25 days